Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)
Property Plant And Equipment [Line Items]
Accrued expenses	$ 4,928	$ 2,302
One Containership | Call Option
Property Plant And Equipment [Line Items]
Vessel year built	2011
Vessel Capacity	10,000
Vessel type	Containership
Contractual obligation			$ 52,500
Maturity date	Mar. 31, 2020
Accrued expenses	$ 3,000